Note 3 - Fair Value of Financial Instruments - Changes in Fair Value of Level 3 Fair Value Measurements (Q3) (Details) - Accrued Warrant Liability [Member] - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2020		Sep. 30, 2019		Sep. 30, 2020		Sep. 30, 2019		Dec. 31, 2019		Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 275,494		$ 60,993		$ 6,414		$ 78,637		$ 78,637		$ 1,041,455
Total (gains) or losses, realized and unrealized, included in earnings (1)	(18,337)	[1]	(36,532)	[1]	434,737	[1]	(54,176)	[1]	(72,223)	[2]	(962,818)	[2]
Issuances
Settlements	(248,550)				(432,544)
Ending Balance	$ 8,607		$ 24,461		$ 8,607		$ 24,461		$ 6,414		$ 78,637

[1]	Unrealized gains or losses related to the accrued warrant liability were included as change in value of accrued warrant liability. There were no realized gains or losses for the three and nine months ended September 30, 2020 and 2019.
[2]	Unrealized gains or losses related to the accrued warrant liability were included as change in value of accrued warrant liability.